GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A, Class C, Institutional, Administration, Service, Class IR and Class R6 Shares

(as applicable) of the

Goldman Sachs Enhanced Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 11, 2016 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated July 29, 2015, as supplemented to date

Effective immediately, James McCarthy no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. McCarthy in the Prospectus and SAI are hereby deleted in their entirety.

Effective immediately, John Olivo will serve as a portfolio manager for the Funds and Matthew Kaiser will serve as a portfolio manager for the Goldman Sachs High Quality Floating Rate Fund.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Enhanced Income Fund—Summary—Portfolio Managers” section of the Prospectus:

Portfolio Managers: Dave Fishman, Managing Director, Head of Global Liquidity Management, has managed the Fund since 2008; and John Olivo, Managing Director, Global Head of Short Duration, has managed the Fund since 2016.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs High Quality Floating Rate Fund—Summary—Portfolio Managers” section of the Prospectus:

Portfolio Managers: Dave Fishman, Managing Director, Head of Global Liquidity Management, has managed the Fund since 2008; John Olivo, Managing Director, Global Head of Short Duration, has managed the Fund since 2016; and Matthew Kaiser, Managing Director, has managed the Fund since 2016.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Short Duration Government Fund—Summary—Portfolio Managers” section of the Prospectus:

Portfolio Managers: Dave Fishman, Managing Director, Head of Global Liquidity Management, has managed the Fund since 2008; and John Olivo, Managing Director, Global Head of Short Duration, has managed the Fund since 2016.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Short Duration Income Fund—Summary—Portfolio Managers” section of the Prospectus:

Portfolio Managers: Dave Fishman, Managing Director, Head of Global Liquidity Management, has managed the Fund since 2012; and John Olivo, Managing Director, Global Head of Short Duration, has managed the Fund since 2016.

The following replaces the first and second rows of the table in the “Fixed Income Portfolio Management Team” subsection of the “Service Providers—Fund Managers” section of the Prospectus:

Dave Fishman Managing Director, Head of Global Liquidity Management	Portfolio Manager— Enhanced Income High Quality Floating Rate Short Duration Government Short Duration Income	Since 2008 2008 2008 2012	Mr. Fishman is the Head of Global Liquidity Management. Mr. Fishman joined the Investment Adviser in 1997 after working at Bankers Trust as a Portfolio Manager.
John Olivo Managing Director, Global Head of Short Duration	Portfolio Manager— Enhanced Income High Quality Floating Rate Short Duration Government Short Duration Income	Since 2016 2016 2016 2016	Mr. Olivo is the global head of short duration fixed income strategies. In this role, Mr. Olivo is responsible for portfolio management of several of GSAM’s short duration funds as well as portfolio construction and oversight for investment mandates on behalf of central banks, balance sheet clients, and financial institutions. Previously, he was a member of the short-term taxable portfolio management team and co-managed the U.S. Government money market funds. Mr. Olivo also managed the separate account money market business. Mr. Olivo is a member of the Investment Strategy Committee. He joined GSAM in 1995 as a portfolio trading assistant and was responsible for the daily compliance of all of the taxable money market funds.

The following replaces the fourth row of the table in the “Fixed Income Portfolio Management Team” subsection of the “Service Providers—Fund Managers” section of the Prospectus:

Matthew Kaiser Managing Director	Portfolio Manager— Inflation Protected Securities High Quality Floating Rate	Since 2010 2016	Mr. Kaiser is a portfolio manager, primarily responsible for Securitized MBS, ABS, and CMBS portfolios, as well as BOLI accounts. Mr. Kaiser joined the Investment Adviser in 2009 and prior to that, he worked for eight years at JPMorgan Chase.

This Supplement should be retained with your Prospectus and SAI for future reference.

SDFIPMSTK 02-16